Operating Lease - Schedule of Operating Lease Related Assets and Liabilities and Other Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities and Other Information [Abstract]
Right of use assets	$ 6,882		$ 13,599
Operating lease liabilities, current	2,362		9,163
Total operating lease liabilities	2,362		$ 9,163
Operating cash flows used in operating leases	$ 12,558	$ 12,120
Weighted average remaining lease term (years)	6 months 14 days	7 months 6 days
Weighted average discount rate	4.75%	4.75%